OTHER CURRENT AND LONG-TERM LIABILITIES - Disclosure of detailed information about other current and long-term liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Lease liabilities [abstract]
Current lease liabilities	$ 979	$ 1,026
Current contingent consideration	6,719	0
Current Deferred Consideration	357	0
Current portion of Long-term debt	25	60
Other current liabilities	8,080	1,086
Long-term lease liabilities	7,748	3,344
Long-term Contingent consideration	5,015	0
Long-term Deferred consideration	0	0
Long-term debt	0	25
Other non-current liabilities	$ 12,763	$ 3,369